Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 572,869	¥ 523,998
Foreign exchange gains (losses)—net		(120,497)	22,548
Trading account gains (losses)—net		801,981	(257,638)
Investment gains (losses)—net:
Debt securities		12,139	4,403
Equity securities		(133,889)	490,375
Equity in earnings (losses) of equity method investees—net	[1]	9,086	46,741
Gains on disposal of premises and equipment		72,346	8,261
Other noninterest income	[2],[3]	123,285	152,903
Total noninterest income		1,337,318	991,591
Premises and Equipment
Investment gains (losses)—net:
Gains on disposal of premises and equipment	[1]	72,346	8,261
Foreign Exchange
Disaggregation of Revenue [Line Items]
Foreign exchange gains (losses)—net	[1]	(120,497)	22,548
Trading Account Gains
Disaggregation of Revenue [Line Items]
Trading account gains (losses)—net	[2]	801,981	(257,638)
Debt securities
Investment gains (losses)—net:
Debt securities	[1]	12,139	4,403
Equity securities
Investment gains (losses)—net:
Equity securities	[1]	(133,889)	490,375
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	126,734	116,989
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,976	7,709
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[5]	118,321	111,688
Remittance business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	50,247	51,688
Asset management business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	62,005	56,435
Trust-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	63,978	62,172
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	19,940	18,615
Guarantee-related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	23,200	20,866
Fees for other customer services
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	¥ 100,468	¥ 77,835

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.